American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2023

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 4.1%
CAE, Inc.(1)	140,266	3,274,680
Curtiss-Wright Corp.	43,517	8,513,231
HEICO Corp.	33,617	5,443,601
		17,231,512
Automobile Components — 2.6%
Aptiv PLC(1)	74,843	7,378,771
Mobileye Global, Inc., Class A(1)	91,400	3,797,670
		11,176,441
Beverages — 2.9%
Celsius Holdings, Inc.(1)	72,819	12,495,740
Biotechnology — 6.4%
Amicus Therapeutics, Inc.(1)	321,138	3,905,038
BioMarin Pharmaceutical, Inc.(1)	37,542	3,321,716
Cytokinetics, Inc.(1)	128,981	3,799,780
Natera, Inc.(1)	64,499	2,854,081
Neurocrine Biosciences, Inc.(1)	53,800	6,052,500
Sarepta Therapeutics, Inc.(1)	43,465	5,268,828
Viking Therapeutics, Inc.(1)	159,774	1,768,698
		26,970,641
Building Products — 1.5%
Trane Technologies PLC	32,238	6,541,413
Capital Markets — 6.1%
Ares Management Corp., Class A	79,379	8,165,718
LPL Financial Holdings, Inc.	35,717	8,488,145
MSCI, Inc.	18,365	9,422,714
		26,076,577
Chemicals — 2.4%
Avient Corp.	129,175	4,562,461
Element Solutions, Inc.	289,240	5,671,996
		10,234,457
Commercial Services and Supplies — 1.8%
Republic Services, Inc.	54,882	7,821,234
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	22,418	4,123,343
Containers and Packaging — 1.2%
Avery Dennison Corp.	29,021	5,301,266
Diversified Consumer Services — 0.8%
Duolingo, Inc.(1)	21,190	3,514,785
Electrical Equipment — 4.4%
AMETEK, Inc.	52,223	7,716,471
Regal Rexnord Corp.	47,465	6,781,799
Vertiv Holdings Co.	115,212	4,285,886
		18,784,156
Electronic Equipment, Instruments and Components — 1.3%
Cognex Corp.	50,641	2,149,204
Keysight Technologies, Inc.(1)	24,901	3,294,651
		5,443,855

Entertainment — 3.0%
Spotify Technology SA(1)	49,153	7,601,020
Take-Two Interactive Software, Inc.(1)	35,015	4,915,756
		12,516,776
Financial Services — 0.4%
Adyen NV(1)	2,360	1,749,784
Food Products — 1.7%
Hershey Co.	35,449	7,092,636
Ground Transportation — 1.5%
Norfolk Southern Corp.	21,523	4,238,525
XPO, Inc.(1)	28,255	2,109,518
		6,348,043
Health Care Equipment and Supplies — 5.2%
Dexcom, Inc.(1)	115,445	10,771,019
GE HealthCare Technologies, Inc.	54,728	3,723,693
Glaukos Corp.(1)	50,699	3,815,100
Lantheus Holdings, Inc.(1)	56,540	3,928,399
		22,238,211
Health Care Providers and Services — 0.5%
R1 RCM, Inc.(1)	129,877	1,957,246
Hotels, Restaurants and Leisure — 6.1%
Airbnb, Inc., Class A(1)	76,360	10,477,356
Chipotle Mexican Grill, Inc.(1)	1,709	3,130,597
Hilton Worldwide Holdings, Inc.	81,255	12,202,876
		25,810,829
Insurance — 1.4%
Ryan Specialty Holdings, Inc.(1)	121,588	5,884,859
Interactive Media and Services — 1.0%
Match Group, Inc.(1)	107,822	4,223,927
IT Services — 1.3%
Cloudflare, Inc., Class A(1)	89,690	5,654,058
Life Sciences Tools and Services — 8.4%
Agilent Technologies, Inc.	64,651	7,229,275
Avantor, Inc.(1)	118,027	2,488,009
Bio-Techne Corp.	84,484	5,750,826
IQVIA Holdings, Inc.(1)	46,738	9,195,701
Mettler-Toledo International, Inc.(1)	9,902	10,972,109
		35,635,920
Machinery — 2.1%
Graco, Inc.	48,837	3,559,241
Parker-Hannifin Corp.	13,664	5,322,401
		8,881,642
Media — 2.0%
Trade Desk, Inc., Class A(1)	109,450	8,553,517
Metals and Mining — 0.3%
Capstone Copper Corp.(1)	259,488	1,100,424
Oil, Gas and Consumable Fuels — 3.9%
Excelerate Energy, Inc., Class A	79,187	1,349,346
Hess Corp.	99,105	15,163,065
		16,512,411
Professional Services — 4.0%
Jacobs Solutions, Inc.	59,987	8,188,225
Paycom Software, Inc.	14,330	3,715,339
Verisk Analytics, Inc.	21,911	5,176,255
		17,079,819

Semiconductors and Semiconductor Equipment — 4.3%
Enphase Energy, Inc.(1)	28,022	3,366,843
Marvell Technology, Inc.	69,253	3,748,665
Monolithic Power Systems, Inc.	12,735	5,883,570
Teradyne, Inc.	50,940	5,117,433
		18,116,511
Software — 11.7%
Atlassian Corp., Class A(1)	10,528	2,121,497
Cadence Design Systems, Inc.(1)	32,334	7,575,856
Datadog, Inc., Class A(1)	68,354	6,226,366
HubSpot, Inc.(1)	23,355	11,502,338
Manhattan Associates, Inc.(1)	40,346	7,974,790
Palantir Technologies, Inc., Class A(1)	322,980	5,167,680
Palo Alto Networks, Inc.(1)	27,709	6,496,098
Splunk, Inc.(1)	17,810	2,604,713
		49,669,338
Specialty Retail — 1.3%
Burlington Stores, Inc.(1)	33,746	4,565,834
Chewy, Inc., Class A(1)	42,486	775,794
		5,341,628
Textiles, Apparel and Luxury Goods — 2.7%
lululemon athletica, Inc.(1)	7,046	2,717,008
On Holding AG, Class A(1)	313,817	8,730,389
		11,447,397
TOTAL COMMON STOCKS (Cost $355,269,950)		421,530,396
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,440	34,440
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $599,144), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $584,803)		584,547
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 8/31/30, valued at $3,875,042), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $3,800,675)		3,799,000
		4,383,547
TOTAL SHORT-TERM INVESTMENTS (Cost $4,417,987)		4,417,987
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $359,687,937)		425,948,383
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,590,115)
TOTAL NET ASSETS — 100.0%		$424,358,268

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	155,274	USD	115,242	Goldman Sachs & Co.	12/22/23	$(776)
USD	3,968,331	CAD	5,350,699	Goldman Sachs & Co.	12/22/23	23,867
USD	489,242	EUR	460,271	Bank of America N.A.	12/22/23	772
USD	52,667	EUR	49,701	Bank of America N.A.	12/22/23	(79)
USD	489,330	EUR	460,271	JPMorgan Chase Bank N.A.	12/22/23	861
USD	489,428	EUR	460,271	Morgan Stanley	12/22/23	959
						$25,604

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$415,405,508	$6,124,888	—
Short-Term Investments	34,440	4,383,547	—
	$415,439,948	$10,508,435	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$26,459	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$855	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.